SHARE-BASED PAYMENTS - Minimum Guaranteed Vesting of RSUs (Details) - GEM Executives - RSU - Retention	Dec. 31, 2025
Month 30 from Exit Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum Guaranteed Vesting of RSUs	20.00%
Month 42 from Exit Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum Guaranteed Vesting of RSUs	30.00%
Month 60 from Exit Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum Guaranteed Vesting of RSUs	50.00%